Equity Investment in Unconsolidated Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Investment in a Limited Partnership
Note 4. Equity Investment in Unconsolidated Investments
The Company owns interests in a limited partnership and three joint ventures. The Company accounts for its interests in these investments under the equity method of accounting (Note 2). The Company classifies distributions received from equity method investments using the cumulative earnings approach. Distributions received are considered returns on the investment and classified as cash inflows from operating activities. If, however, the investor’s cumulative distributions received, less distributions received in prior periods determined to be returns of investment, exceeds cumulative equity in earnings recognized, the excess is considered a return of investment and is classified as cash inflows from investing activities.
Equity Investment in a Limited Partnership
On August 3, 2020, the Company entered into a subscription agreement with Mavik Real Estate Special Opportunities Fund, LP (“RESOF”) whereby the Company committed to fund up to $50.0 million to purchase a limited partnership interest in RESOF. RESOF’s primary investment objective is to generate attractive risk-adjusted returns by purchasing performing and non-performing
mortgages, loans, mezzanines and other credit instruments supported by underlying commercial real estate assets. RESOF may also opportunistically originate high-yield mortgages or loans in real estate special situations including rescue financings, bridge loans, restructurings and bankruptcies (including debtor-in-possession
loans). The general partner of RESOF is Mavik Real Estate Special Opportunities Fund GP, LLC, which is a subsidiary of the Company’s sponsor, Terra Capital Partners. As of March 31, 2022 and December 31, 2021, the unfunded commitment was $16.4 million and $15.1 million, respectively.
The Company evaluated its equity interest in RESOF and determined it does not have a controlling financial interest and is not the primary beneficiary. Accordingly, the equity interest in RESOF is accounted for as an equity method investment. As of March 31, 2022 and December 31, 2021, the Company owned 44.2% and 50.0% of the equity interest in RESOF, respectively. As of March 31, 2022 and December 31, 2021, the carrying value of the Company’s investment in RESOF was $40.2 million and $40.5 million, respectively. For both the three months ended March 31, 2022 and 2021, the Company recorded equity income from RESOF of $1.3 million and did not receive any distributions from RESOF.
In connection with the equity investment in RESOF, the Company paid origination fees to the Manager totaling $0.5 million, to be amortized to equity income on a straight-line basis over the life of RESOF.
The following tables present summarized financial information of the Company’s equity investment in RESOF. Amounts provided are the total amounts attributable to the investment and do not represent the Company’s proportionate share:

	March 31, 2022	December 31, 2021
Investments at fair value (cost of $117,829,371 and $107,261,022, respectively)	$119,003,881	$108,359,898
Other assets	15,892,206	5,484,087

Total assets	134,896,087	113,843,985

Revolving line of credit, net of financing costs	16,834,326	14,909,717
Obligations under participation agreement (proceeds of $15,523,107 and $14,252,357, respectively)	15,637,326	14,351,617
Other liabilities	13,361,069	5,296,603

Total liabilities	45,832,721	34,557,937

Partners’ capital	$89,063,366	$79,286,048

	Three Months Ended March 31,
	2022	2021
Total investment income	$4,844,664	$2,042,100
Total expenses	1,293,316	471,212

Net investment income	3,551,348	1,570,888
Unrealized appreciation on investments	69,051	53,697

Net increase in partners’ capital resulting from operations	$3,620,399	$1,624,585

Equity Investment in Joint Ventures
As of March 31, 2022, the Company owned equity interests in three joint ventures that invest in real estate properties. The Company evaluated its equity interests in the joint ventures and determined it does not have a controlling financial interest and is not the primary beneficiary. Accordingly, the equity interests in the joint ventures are accounted for as equity method investments. The following table presents the Company’s ownership interests in its equity investments in the joint ventures and their respective carrying values:

	Co-owner	Ownership Interest at March 31, 2022	Carrying Value at
Entity			March 31, 2022	December 31, 2021
LEL Arlington JV LLC	Third party	80%	$23,962,388	$23,949,044
LEL NW 49th JV LLC	Third party	80%	4,838,353	5,306,467
TCG Corinthian FL Portfolio JV LLV (1)	Third Party	90%	22,615,435	—

			$51,416,176	$29,255,511

(1)	This investment was purchased in March 2022.
The following tables present estimated combined summarized financial information of the Company’s equity investment in the joint ventures. Amounts provided are the total amounts attributable to the joint ventures and do not represent the Company’s proportionate share:

	March 31, 2022	December 31, 2021
Net investments in real estate	$198,906,122	$115,636,424
Other assets	9,730,764	4,856,249

Total assets	208,636,886	120,492,673

Mortgage loan payable	145,641,352	83,445,235
Other liabilities	1,887,030	1,305,572

Total liabilities	147,528,382	84,750,807

Members’ capital	$61,108,504	$35,741,866

	Three Months Ended March 31,
	2022	2021
Revenues	$2,450,438	$—
Operating expenses	(816,681)	—
Depreciation expense	(690,831)	$—
Interest expense	(1,085,561)	$—
Unrealized gains	235,511	$—

Net income	$92,876	$—

For the three months ended March 31, 2022, the Company recorded equity income from the joint ventures of $0.1 million and received distributions from the joint ventures of $0.3 million. There was no such equity income or loss recorded or distributions received for the three months ended March 31, 2021. In connection with these investments, the Company paid origination fee to the Manager totaling $0.5 million, to be amortized to equity income over the life of the respective joint venture.

Note 5. Equity Investment in Unconsolidated Investments
The Company owns interests in a limited partnership and two joint ventures. The Company accounts for its interests in these investments under the equity method of accounting (Note 2). The Company classifies distributions received from equity method investments using the cumulative earnings approach. Distributions received are considered returns on the investment and classified as cash inflows from operating activities. If, however, the investor’s cumulative distributions received, less distributions received in prior periods determined to be returns of investment, exceeds cumulative equity in earnings recognized, the excess is considered a return of investment and is classified as cash inflows from investing activities.
Equity Investment in a Limited Partnership
On August 3, 2020, the Company entered into a subscription agreement with Mavik Real Estate Special Opportunities Fund, LP (“RESOF”) (formerly known as Terra Real Estate Credit Opportunities Fund, LP)

whereby the Company committed to fund up to $50.0 million to purchase a limited partnership interest in RESOF. RESOF’s primary investment objective is to generate attractive risk-adjusted returns by purchasing performing and non-performing
mortgages, loans, mezzanines and other credit instruments supported by underlying commercial real estate assets. RESOF may also opportunistically originate high-yield mortgages or loans in real estate special situations including rescue financings, bridge loans, restructurings and bankruptcies (including debtor-in-possession
loans). The general partner of RESOF is Mavik Real Estate Special Opportunities Fund GP, LLC (formerly known as Terra Real Estate Credit Opportunities Fund GP, LLC), which is a subsidiary of the Company’s sponsor, Terra Capital Partners. As of December 31, 2021 and 2020, the unfunded commitment was $15.1 million and $14.1 million, respectively.
The Company evaluated its equity interest in RESOF and determined it does not have a controlling financial interest and is not the primary beneficiary. Accordingly, the equity interest in RESOF is accounted for as an equity method investment. As of December 31, 2021 and 2020, the Company owned 50.0% and 90.3% of equity interest in RESOF, respectively. As of December 31, 2021 and 2020, the carrying value of the Company’s investment in RESOF was $40.5 million and $36.3 million, respectively. For the year ended December 31, 2021, the Company recorded equity income from RESOF of $6.2 million and received distributions of $3.5 million from RESOF. For the year ended December 31, 2020, the Company recorded equity income from RESOF of $0.04 million and did not received any distributions.
In connection with the equity investment in RESOF, the Company paid origination fees to the Manager totaling $0.5 million, to be amortized to equity income on a straight-line basis over the life of RESOF.
The following tables present summarized financial information of the Company’s equity investment in RESOF. Amounts provided are the total amounts attributable to the investment and do not represent the Company’s proportionate share:

	December 31,
	2021	2020
Investments at fair value (cost of $107,261,022 and $44,174,031, respectively)	$108,359,898	$44,715,979
Other assets	5,484,087	5,331,840

Total assets	113,843,985	50,047,819

Revolving line of credit, net of financing costs	14,909,717	—
Obligations under participation agreement (proceeds of $14,252,357 and $6,295,100, respectively)	14,351,617	6,347,478
Other liabilities	5,296,603	4,204,147

Total liabilities	34,557,937	10,551,625

Partners’ capital	$79,286,048	$39,496,194

	Years Ended December 31,
	2021	2020
Total investment income	$11,769,083	$239,837
Total expenses	2,381,145	614,362

Net investment income (loss)	9,387,938	(374,525)
Unrealized appreciation on investments	524,113	417,300

Net increase in partners’ capital resulting from operations	$9,912,051	$42,775

Equity Investment in Joint Ventures
In the fourth quarter of 2021, the Company purchased equity interests in two joint ventures that invest in real estate properties. The Company evaluated its equity interests in the joint ventures and determined it does not have a controlling financial interest and is not the primary beneficiary. Accordingly, the equity interests in the joint ventures are accounted for as equity method investments. The following table presents the Company’s ownership interests in its equity investments in the joint ventures and their respective carrying values:

		Ownership Interest at December 31, 2021	Carrying Value at December 31,
Entity	Co-owner		2021	2020
LEL Arlington JV LLC	Third party	80%	$23,949,044	$—
LEL NW 49th JV LLC	Third party	80%	5,306,467	—

			$29,255,511	$—

The following tables present estimated combined summarized financial information of the Company’s equity investment in the joint ventures. Amounts provided are the total amounts attributable to the joint ventures and do not represent the Company’s proportionate share:

	December 31,
	2021	2020
Net investments in real estate	$115,636,424	$—
Other assets	4,856,249	—

Total assets	120,492,673	—

Mortgage loan payable	83,445,235	—
Other liabilities	1,305,572	—

Total liabilities	84,750,807	—

Members’ capital	$35,741,866	$—

	Years Ended December 31,
	2021	2020
Revenues	$1,448,431	$—
Expenses	1,752,076	—

Net loss	$(303,645)	$—

For the year ended December 31, 2021, the Company recorded equity loss from the joint ventures of $0.2 million and did not receive any distributions. There was no such equity income or loss recorded or distributions received for the year ended December 31, 2020. In connection with these investments, the Company paid origination fee to the Manager totaling $0.3 million, to be amortize to equity income over the life of the respective joint venture.